Stock Options, Stock Appreciation Rights and Warrants (Details Textual 3) - USD ($)										1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 08, 2015	Jan. 05, 2015	Dec. 13, 2014	Nov. 21, 2014	Nov. 20, 2014	Oct. 02, 2014	Aug. 15, 2014	Apr. 11, 2014	Mar. 14, 2014	Jun. 30, 2015	Jun. 24, 2014	Feb. 13, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued related to restricted stock				20,000				150,000	70,000			73,315
Exercise of Tempest Warrants, Shares	2,375					250,000	240,000			158,228
Tempest Warrants issued and outstanding	349,397
Number of warrants exercisable	2,375
Expiration Date		Dec. 31, 2016	Dec. 31, 2015												Dec. 31, 2016
Warrants exercise price	$ 1.28					$ 1.31	$ 1.40			$ 1.58
Proceeds from sale of common stock	$ 3,040				$ 800,000	$ 327,500	$ 336,000			$ 250,000			$ 584,000	$ 259,700	$ 1,484,700	$ 1,797,100
Proceeds from sale of warrants														$ 250,000	$ 253,040	$ 663,500
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights													6,422,124		6,771,521
Class of warrant or right, outstanding													6,422,124		6,422,124
Tempest Warrants issued and outstanding							351,772
Date of warrants expiry													Dec. 31, 2016
Expiration Date															Dec. 31, 2016
Warrants [Member] | Exercise Price 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable													3,211,062		3,211,062
Exercise price of warrants													$ 5.00		$ 5.00
Warrants [Member] | Exercise Price 10.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable													3,211,062		3,211,062
Exercise price of warrants													$ 10		$ 10.00
Warrants [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued related to restricted stock											362,308
Number of warrants exercisable											1,000,000
Expiration Date											Jun. 23, 2016
Percentage of exercise price on closing price											80.00%